Revenues and Contract Costs - Contract with Customer, Asset and Liability (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disaggregation of Revenue [Line Items]
Contract asset	$ 1,150	$ 1,003	$ 1,170
Contract liability	5,307	4,943	$ 4,452
Prepaid expenses and other
Disaggregation of Revenue [Line Items]
Contract asset	848	757
Other Assets
Disaggregation of Revenue [Line Items]
Contract asset	302	246
Other current liabilities
Disaggregation of Revenue [Line Items]
Contract liability	4,651	4,207
Other liabilities
Disaggregation of Revenue [Line Items]
Contract liability	$ 656	$ 736